International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income	12 Months Ended
Dec. 31, 2017
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income

(23) International Bancshares Corporation (Parent Company Only) Financial Information

Statements of Income

(Parent Company Only)

Years ended December 31, 2017, 2016 and 2015

(Dollars in Thousands)

	2017	2016	2015
Income:
Dividends from subsidiaries	$64,600	$84,432	$51,575
Interest income on notes receivable	—	2	7
Interest income on other investments	8,100	8,958	5,738
Other	26	255	3,442
Total income	72,726	93,647	60,762
Expenses:
Interest expense (Debentures)	5,392	4,600	4,099
Other	5,648	3,637	3,037
Total expenses	11,040	8,237	7,136
Income before federal income taxes and equity in undistributed net income of subsidiaries	61,686	85,410	53,626
Income tax expense	(2,076)	311	386
Income before equity in undistributed net income of subsidiaries	63,762	85,099	53,240
Equity in undistributed net income of subsidiaries	93,674	48,833	83,486
Net income	$157,436	$133,932	$136,726